Shareholders' Equity (Share Capital) (Details) (USD $)	6 Months Ended			6 Months Ended		1 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Jun. 30, 2013 STINS COMAN [Member]	Jun. 11, 2009 STINS COMAN [Member]	Sep. 30, 2012 Technology Purchase Agreement [Member]	Jun. 26, 2012 Technology Purchase Agreement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share capital, shares outstanding	9,182,849		7,695,917
Treasury shares	2,125
Debt agreement, borrowing capacity				$ 35,000,000	$ 10,000,000
Debt instrument, annual interest rate				2.47%	2.47%		2.47%
Debt instrument, debt agreement, incremental borrowing limit				5,000,000
Debt conversion, conversion premuim, percentage				10.00%
Debt instrument, borrowings during the period				3,500,000
Debt conversion, original debt amount				6,500,000
Debt conversion, price per share						$ 2.67
Debt conversion, shares issued				1,470,904		218,813
Debt instrument, remaining borrowing capacity				12,100,000
Total purchase price							583,270
Revenue sharing, percent of proceeds from sale or use of technology							3.00%
Debt instrument, face amount							583,270
Issuance of shares in at-the-market offering, shares	16,028
Procceds from issuance of shares At-The-Market, gross	55,000
Proceeds from issuance of shares At-The-Market, net	$ 3,000